Intangible Assets and Goodwill	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

7. Intangible Assets and Goodwill

As of December 31, 2012 and 2011, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$317,080	$(213,639)	$257,466	$(186,659)
Technology	107,696	(40,849)	110,866	(32,582)
License and distribution agreements	225,393	(98,757)	223,828	(80,622)
Self-developed Software	72,328	(32,496)	55,600	(28,193)
Other	343,867	(246,239)	317,579	(227,274)
Construction in progress	57,677	-	58,661	-
	$1,124,041	$(631,980)	$1,024,000	$(555,330)

As of December 31, 2012 and 2011 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2012	2011
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,712	$209,640
Management contracts	8,343	8,342
	$218,055	$217,982

Total Intangible Assets	$710,116	$686,652

The tables below show the amortization expense related to the amortizable intangible assets for the years presented and the estimated amortization expense of these assets for the following five years.

Goodwill

In 2012 and 2011, goodwill related to general manufacturing operations was reclassified from the North America and International Segments to Corporate (see Note 23). For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units (see Note 1 f).

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2012 and 2011, the Company's acquisitions consisted primarily of the 2012 acquisition of LD Holdings as well as the acquisition of clinics in the normal course of operations. The segment detail is as follows:

	North		Segment
	America	International	Total	Corporate	Total
Balance as of January 1, 2011	$7,024,745	$955,774	$7,980,519	$159,949	$8,140,468
Goodwill acquired, net of divestitures	517,213	626,863	1,144,076	-	1,144,076
Reclassifications	(226,900)	(20,449)	(247,349)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	(98,535)	510	(98,025)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650

Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889

Amortization Expense
2010	$70,294
2011	$77,845
2012	$87,441
Estimated Amortization Expense
2013	$83,685
2014	$79,719
2015	$77,507
2016	$75,567
2017	$71,060